UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5281

                        OPPENHEIMER CHAMPION INCOME FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: SEPTEMBER

                      Date of reporting period: 06/30/2006

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer  Champion Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                                                                AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--0.0%
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Asset Management CBO Ltd., Sub. Collateralized Bond
Obligations, Series 1A, Cl. D, 0.125%, 6/13/11 1,2                                      $    2,125,400   $       21,254
------------------------------------------------------------------------------------------------------------------------
NC Finance Trust, CMO Home Equity Pass-Through Certificates,
Series 1999-I, Cl. ECFD, 1.079%, 1/25/29 1                                                     437,665           91,910
                                                                                                         ---------------
Total Asset-Backed Securities (Cost $1,967,740)                                                                 113,164
------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--0.1%
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I Trust, Commercial Mtg. Pass-Through
Certificates, Series 1997-XL1, Cl. G, 7.695%, 10/3/30 (Cost
$1,151,643)                                                                                  1,200,000        1,004,672
------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--82.8%
------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--30.4%
------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--1.6%
Collins & Aikman Floorcoverings, Inc., 9.75% Sr. Sub. Nts., Series
B, 2/15/10                                                                                   1,300,000        1,283,750
------------------------------------------------------------------------------------------------------------------------
Eagle-Picher, Inc., 9.75% Sr. Nts., 9/1/13 3                                                   480,000          324,000
------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The):
7.857% Nts., 8/15/11                                                                         3,250,000        3,030,625
9% Sr. Unsec. Nts., 7/1/15                                                                   2,450,000        2,352,000
------------------------------------------------------------------------------------------------------------------------
Keystone Automotive Operations, Inc., 9.75% Sr. Unsec. Sub. Nts.,
11/1/13                                                                                        900,000          855,000
------------------------------------------------------------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12                                                    1,900,000        1,833,500
------------------------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc., 10.25% Sr. Sec. Nts., Series B, 7/15/13                            4,000,000        4,405,000
------------------------------------------------------------------------------------------------------------------------
United Components, Inc., 9.375% Sr. Sub. Nts., 6/15/13                                       1,350,000        1,336,500
------------------------------------------------------------------------------------------------------------------------
Visteon Corp.:
7% Sr. Unsec. Nts., 3/10/14                                                                  2,400,000        1,971,000
8.25% Sr. Unsec. Nts., 8/1/10                                                                3,300,000        3,102,000
                                                                                                         ---------------
                                                                                                             20,493,375
------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--4.2%
Ford Motor Co., 7.45% Bonds, 7/16/31                                                         1,100,000          800,250
------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co.:
5.625% Nts., 10/1/08                                                                         4,350,000        4,026,073
5.80% Sr. Unsec. Nts., 1/12/09                                                               1,100,000        1,005,492
7.375% Nts., 10/28/09                                                                       16,900,000       15,635,796
9.473% Nts., 4/15/12 2                                                                       6,990,000        7,106,397
------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.:
6.875% Nts., 9/15/11                                                                         8,850,000        8,453,325
7.25% Nts., 3/2/11                                                                           1,100,000        1,067,491
8% Bonds, 11/1/31                                                                            6,400,000        6,167,590
------------------------------------------------------------------------------------------------------------------------
General Motors Corp.:
7.20% Nts., 1/15/11                                                                          2,800,000        2,492,000
8.375% Sr. Unsec. Debs., 7/15/33                                                               950,000          769,500
------------------------------------------------------------------------------------------------------------------------
Hertz Corp.:
8.875% Sr. Nts., 1/1/14 4                                                                      400,000          412,000
10.50% Sr. Sub. Nts., 1/1/16 4                                                               6,580,000        7,007,700
                                                                                                         ---------------
                                                                                                             54,943,614
------------------------------------------------------------------------------------------------------------------------
DISTRIBUTORS--0.2%
SGS International, Inc., 12% Sr. Sub. Nts., 12/15/13 4                                       2,370,000        2,381,850
------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.1%
Education Management LLC/Education Management Corp., 10.25% Sr.
Sub. Nts., 6/1/16 4                                                                          1,850,000        1,850,000


1          |          OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer  Champion Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                                                                AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--7.4%
American Casino & Entertainment Properties LLC, 7.85% Sr. Sec
Nts., 2/1/12                                                                            $    1,750,000   $    1,763,125
------------------------------------------------------------------------------------------------------------------------
Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08                                             1,875,000        1,846,875
------------------------------------------------------------------------------------------------------------------------
Aztar Corp., 9% Sr. Unsec. Sub. Nts., 8/15/11                                                1,900,000        1,999,750
------------------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 8.75% Sr. Sub. Nts., 4/15/12                                              2,900,000        3,052,250
------------------------------------------------------------------------------------------------------------------------
CCM Merger, Inc., 8% Unsec. Nts., 8/1/13 4                                                   1,920,000        1,824,000
------------------------------------------------------------------------------------------------------------------------
Domino's, Inc., 8.25% Sr. Unsec. Sub. Nts., 7/1/11                                           2,131,000        2,221,568
------------------------------------------------------------------------------------------------------------------------
French Lick Resorts & Casino LLC, 10.75% First Mtg  Nts., 4/15/14 4                          3,935,000        3,787,438
------------------------------------------------------------------------------------------------------------------------
Gaylord Entertainment Co.:
6.75% Sr. Unsec. Unsub. Nts., 11/15/14                                                       1,650,000        1,555,125
8% Sr. Nts., 11/15/13                                                                        1,400,000        1,405,250
------------------------------------------------------------------------------------------------------------------------
Greektown Holdings, Inc., 10.75% Sr. Nts., 12/1/13 4                                         3,875,000        4,107,500
------------------------------------------------------------------------------------------------------------------------
Intrawest Corp., 7.50% Sr. Unsec. Nts., 10/15/13                                             2,000,000        2,000,000
------------------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc.:
7% Sr. Unsec. Sub. Nts., 3/1/14                                                                850,000          806,438
9% Sr. Sub. Nts., 3/15/12                                                                    2,400,000        2,517,000
------------------------------------------------------------------------------------------------------------------------
Kerzner International Ltd., 6.75% Sr. Unsec. Sub. Nts., 10/1/15                                400,000          419,500
------------------------------------------------------------------------------------------------------------------------
Mandalay Resort Group:
9.375% Sr. Sub. Nts., 2/15/10                                                                1,041,000        1,100,858
10.25% Sr. Unsec. Sub. Nts., Series B, 8/1/07                                                4,000,000        4,165,000
------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc.:
6.625% Sr. Unsec. Nts., 7/15/15                                                              1,000,000          937,500
6.75% Sr. Nts., 4/1/13 4                                                                       845,000          810,144
8.375% Sr. Unsec. Sub. Nts., 2/1/11                                                          5,350,000        5,510,500
9.75% Sr. Unsec. Sub. Nts., 6/1/07                                                           1,000,000        1,032,500
------------------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
6.125% Sr. Unsec. Sub. Nts., 2/15/13                                                         1,250,000        1,182,813
6.375% Sr. Sub. Nts., 7/15/09                                                                1,200,000        1,174,500
6.875% Sr. Unsec. Sub. Nts., 2/15/15                                                         1,750,000        1,658,125
7.125% Sr. Unsec. Sub. Nts., 8/15/14                                                           800,000          778,000
8% Sr. Sub. Nts., 4/1/12                                                                     4,100,000        4,187,125
------------------------------------------------------------------------------------------------------------------------
NCL Corp., 10.625% Sr. Unsub. Nts., 7/15/14                                                  2,250,000        2,221,875
------------------------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp.:
7.875% Sr. Sub. Nts., 3/15/10                                                                3,000,000        3,127,500
9.375% Sr. Unsec. Sub. Nts., 2/15/07                                                         3,350,000        3,417,000
------------------------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc.:
6.75% Sr. Unsec. Sub. Nts., 3/1/15                                                              45,000           42,188
6.875% Sr. Sub. Nts., 12/1/11                                                                  200,000          196,500
------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25% Sr. Unsec. Sub. Nts., 3/15/12                            5,850,000        5,893,875
------------------------------------------------------------------------------------------------------------------------
Pokagon Gaming Authority, 10.375% Sr. Nts., 6/15/14 4                                        1,595,000        1,656,806
------------------------------------------------------------------------------------------------------------------------
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08 1,3                                               3,900,000               --
------------------------------------------------------------------------------------------------------------------------
Six Flags, Inc.:
9.625% Sr. Nts., 6/1/14                                                                      2,646,000        2,421,090
9.75% Sr. Nts., 4/15/13                                                                      1,200,000        1,108,500
------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.875% Sr. Nts., 5/1/12                           5,150,000        5,401,063
------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc.:
6.50% Sr. Unsec. Sub. Nts., 2/1/14                                                           3,550,000        3,319,250
6.875% Sr. Unsec. Sub. Nts., 3/1/16                                                          1,230,000        1,153,125
------------------------------------------------------------------------------------------------------------------------
Trump Entertainment Resorts, Inc., 8.50% Sec. Nts., 6/1/15                                   5,700,000        5,507,625
------------------------------------------------------------------------------------------------------------------------
Universal City Development Partners Ltd., 11.75% Sr. Nts., 4/1/10                            2,700,000        2,953,125
------------------------------------------------------------------------------------------------------------------------
Vail Resorts, Inc., 6.75% Sr. Sub. Nts., 2/15/14                                             2,700,000        2,578,500


2          |          OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer  Champion Income Fund

STATEMENT OF INVESTMENTS   JUNE 30, 2006  / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                                                                AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE CONTINUED
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625% Nts.,
12/1/14                                                                                 $    4,800,000   $    4,548,000
                                                                                                         ---------------
                                                                                                             97,388,906
------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.6%
Beazer Homes USA, Inc., 8.375% Sr. Nts., 4/15/12                                             2,800,000        2,814,000
------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 9.75% Sr. Sub. Nts., 9/15/10                                                600,000          661,790
------------------------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc.:
7.75% Sr. Unsec. Sub. Nts., 5/15/13                                                          2,500,000        2,293,750
8.875% Sr. Sub. Nts., 4/1/12                                                                 1,600,000        1,600,000
------------------------------------------------------------------------------------------------------------------------
KB Home:
8.625% Sr. Sub. Nts., 12/15/08                                                               1,550,000        1,613,941
9.50% Sr. Unsec. Sub. Nts., 2/15/11                                                          1,950,000        2,040,188
------------------------------------------------------------------------------------------------------------------------
Sealy Mattress Co., 8.25% Sr. Sub. Nts., 6/15/14                                               265,000          266,325
------------------------------------------------------------------------------------------------------------------------
Standard Pacific Corp.:
7.75% Sr. Nts., 3/15/13                                                                      1,300,000        1,235,000
9.25% Sr. Sub. Nts., 4/15/12                                                                 2,000,000        1,997,500
------------------------------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                                     1,500,000        1,560,000
------------------------------------------------------------------------------------------------------------------------
WCI Communities, Inc., 9.125% Sr. Sub. Nts., 5/1/12                                          1,900,000        1,790,750
------------------------------------------------------------------------------------------------------------------------
William Lyon Homes, Inc., 10.75% Sr. Nts., 4/1/13                                            2,500,000        2,412,500
                                                                                                         ---------------
                                                                                                             20,285,744
------------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.3%
Leslie's Poolmart, Inc., 7.75% Sr. Unsec. Nts., 2/1/13                                       1,630,000        1,589,250
------------------------------------------------------------------------------------------------------------------------
Rexnord Corp., 10.125% Sr. Unsec. Sub. Nts., 12/15/12                                        1,700,000        1,882,478
------------------------------------------------------------------------------------------------------------------------
Steinway Musical Instruments, Inc., 7% Sr. Nts., 3/1/14 4                                      715,000          695,338
                                                                                                         ---------------
                                                                                                              4,167,066
------------------------------------------------------------------------------------------------------------------------
MEDIA--12.4%
Adelphia Communications Corp.:
7.875% Sr. Unsec. Nts., 5/1/09 3                                                             1,740,000          939,600
8.125% Sr. Nts., Series B, 7/15/03 3                                                         2,870,000        1,578,500
10.25% Sr. Unsec. Sub. Nts., 6/15/11 3                                                       1,300,000          754,000
10.875% Sr. Unsec. Nts., 10/1/10 3                                                           2,700,000        1,485,000
------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/12                          1,500,000        1,492,500
------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc.:
8% Sr. Unsec. Sub. Nts., 3/1/14                                                              2,100,000        1,934,625
9.50% Sr. Unsec. Sub. Nts., 2/1/11                                                             609,000          601,388
------------------------------------------------------------------------------------------------------------------------
American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts., 1/15/11                                                         3,450,000        3,070,500
10.25% Sr. Unsec. Sub. Nts., Series B, 5/1/09                                                2,450,000        2,296,875
------------------------------------------------------------------------------------------------------------------------
Block Communications, Inc., 8.25% Sr. Nts., 12/15/15 4                                       1,665,000        1,606,725
------------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings II LLC/Charter Communications
Holdings II Capital Corp.:
10.25% Sr. Nts., 9/15/10 4                                                                   3,505,000        3,522,525
10.25% Sr. Unsec. Nts., 9/15/10                                                                900,000          906,750
------------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings LLC/Charter Communications
Holdings Capital Corp., 8.375% Sr. Nts., Second Lien, 4/30/14 4                             12,000,000       12,075,000
------------------------------------------------------------------------------------------------------------------------
Cinemark USA, Inc., 9% Sr. Unsec. Sub. Nts., 2/1/13                                          1,400,000        1,477,000
------------------------------------------------------------------------------------------------------------------------
Cinemark, Inc., 0%/9.75% Sr. Unsec. Disc. Nts., 3/15/14 5                                    6,100,000        4,758,000
------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc.:
7.625% Sr. Unsec. Debs., 7/15/18                                                             1,400,000        1,393,000
7.625% Sr. Unsec. Unsub. Nts., Series B, 4/1/11                                              3,535,000        3,552,675


3          |          OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer  Champion Income Fund

STATEMENT OF INVESTMENTS   JUNE 30, 2006  / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                                                                AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
MEDIA CONTINUED
Dex Media East LLC/Dex Media East Finance Co., 9.875% Sr. Unsec.
Nts., 11/15/09                                                                          $    3,500,000   $    3,718,750
------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC/Dex Media West Finance Co.:
8.50% Sr. Nts., 8/15/10                                                                      2,200,000        2,293,500
9.875% Sr. Sub. Nts., 8/15/13                                                                3,613,000        3,933,636
------------------------------------------------------------------------------------------------------------------------
Dex Media, Inc.:
0%/9% Unsec. Disc. Nts., 11/15/13 5                                                          1,100,000          932,250
0%/9% Unsec. Disc. Nts., 11/15/13 5                                                          1,000,000          847,500
8% Unsec. Nts., 11/15/13                                                                    10,300,000       10,403,000
------------------------------------------------------------------------------------------------------------------------
Dow Jones CDX High Yield Index, 8.625% Pass-Through Certificates,
Series 6-T1, 6/29/11 4                                                                       7,000,000        6,877,500
------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp.:
6.625% Sr. Unsec. Nts., 10/1/14                                                              1,250,000        1,178,125
7.125% Sr. Nts., 2/1/16 4                                                                    2,000,000        1,935,000
------------------------------------------------------------------------------------------------------------------------
Emmis Operating Co., 6.875% Sr. Unsec. Sub. Nts., 5/15/12                                    2,400,000        2,364,000
------------------------------------------------------------------------------------------------------------------------
Entercom Radio LLC/Entercom Capital, Inc., 7.625% Sr. Unsec. Sub.
Nts., 3/1/14                                                                                 1,500,000        1,503,750
------------------------------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75% Sr. Sec. Nts., 12/1/10                                     1,299,000        1,195,080
------------------------------------------------------------------------------------------------------------------------
Gray Television, Inc., 9.25% Sr. Sub. Nts., 12/15/11                                         1,750,000        1,828,750
------------------------------------------------------------------------------------------------------------------------
Lamar Media Corp.:
6.625% Sr. Unsec. Sub. Nts., 8/15/15                                                         3,667,000        3,410,310
7.25% Sr. Unsec. Sub. Nts., 1/1/13                                                           1,000,000          982,500
------------------------------------------------------------------------------------------------------------------------
Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13                                           2,525,000        2,316,688
------------------------------------------------------------------------------------------------------------------------
Marquee Holdings, Inc., 0%/12% Sr. Disc. Nts., 8/15/14 5                                     5,200,000        3,737,500
------------------------------------------------------------------------------------------------------------------------
Mediacom Broadband LLC/Mediacom Broadband Corp., 8.50% Sr. Nts.,
10/15/15                                                                                       625,000          603,125
------------------------------------------------------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Unsec. Nts., 1/15/13                          1,746,000        1,746,000
------------------------------------------------------------------------------------------------------------------------
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14                                                                 2,100,000        1,848,000
6.875% Sr. Unsec. Sub. Nts., 10/1/13                                                         1,800,000        1,647,000
------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 11.318% Sr. Sec. Nts., 1/15/13 2,4                              3,105,000        3,128,288
------------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc.:
8% Sr. Nts., 5/15/13                                                                         2,900,000        2,610,000
8.875% Sr. Unsec. Nts., 5/15/11                                                              1,946,000        1,877,890
------------------------------------------------------------------------------------------------------------------------
Quebecor World Capital Corp., 8.75% Sr. Nts., 3/15/16 4                                      1,180,000        1,082,650
------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp.:
6.875% Sr. Disc. Nts., 1/15/13 4                                                             8,600,000        7,955,000
6.875% Sr. Disc. Nts., Series A-2, 1/15/13 4                                                 9,680,000        8,954,000
6.875% Sr. Nts., 1/15/13                                                                     5,600,000        5,180,000
8.875% Sr. Nts., Series A-3, 1/15/16 4                                                       7,250,000        7,349,688
------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Financial Corp. I, 10.875% Sr. Sub. Nts., 12/15/12 4                          3,100,000        3,417,750
------------------------------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11                               1,950,000        2,030,438
------------------------------------------------------------------------------------------------------------------------
Rainbow National Services LLC, 8.75% Sr. Nts., 9/1/12 4                                      2,500,000        2,637,500
------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
8% Sr. Unsec. Sub. Nts., 3/15/12                                                             7,450,000        7,599,000
8.75% Sr. Sub. Nts., 12/15/11                                                                1,250,000        1,312,500
------------------------------------------------------------------------------------------------------------------------
Vertis, Inc.:
9.75% Sr. Sec. Nts., 4/1/09                                                                  2,950,000        3,016,375
10.875% Sr. Unsec. Nts., Series B, 6/15/09                                                   1,200,000        1,188,000


4          |          OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer  Champion Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                                                                AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
MEDIA CONTINUED
WMG Holdings Corp., 0%/9.50% Sr. Disc. Nts., 12/15/14 5                                 $    5,652,000  $    4,097,700
                                                                                                         ---------------
                                                                                                            162,183,406
------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.9%
Bon-Ton Stores, Inc. (The), 10.25% Sr. Nts., 3/15/14 4                                       5,900,000        5,501,750
------------------------------------------------------------------------------------------------------------------------
Neiman Marcus Group, Inc.:
9% Sr. Nts., 10/15/15 4                                                                      5,085,000        5,339,250
10.375% Sr. Sub. Nts., 10/15/15 4                                                            1,040,000        1,110,200
                                                                                                         ---------------
                                                                                                             11,951,200
------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.9%
Asbury Automotive Group, Inc., 9% Sr. Sub. Nts., 6/15/12                                     2,500,000        2,487,500
------------------------------------------------------------------------------------------------------------------------
Atlantic Broadband Finance LLC, 9.375% Sr. Unsec. Sub. Nts.,
1/15/14                                                                                        550,000          519,750
------------------------------------------------------------------------------------------------------------------------
Boise Cascade LLC, 7.125% Sr. Unsec. Sub. Nts., 10/15/14                                     1,900,000        1,691,000
------------------------------------------------------------------------------------------------------------------------
Linens 'N Things, Inc., 10.702% Sr. Sec. Nts., 1/15/14 2,4                                   3,615,000        3,443,288
------------------------------------------------------------------------------------------------------------------------
Petco Animal Supplies, Inc., 10.75% Sr. Sub. Nts., 11/1/11                                   3,000,000        3,180,000
------------------------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc., 7.50% Sr. Unsec. Sub. Nts., Series B, 5/1/10                            1,100,000        1,100,000
                                                                                                         ---------------
                                                                                                             12,421,538
------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.8%
Invista, Inc., 9.25% Sr. Nts., 5/1/12 4                                                      1,890,000        1,993,950
------------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co.:
9.74% Sr. Unsec. Unsub. Nts., 4/1/12 2                                                       1,520,000        1,554,200
9.75% Sr. Unsec. Unsub. Nts., 1/15/15                                                        1,310,000        1,316,550
------------------------------------------------------------------------------------------------------------------------
Oxford Industries, Inc., 8.875% Sr. Nts., 6/1/11                                             1,250,000        1,256,250
------------------------------------------------------------------------------------------------------------------------
Quiksilver, Inc., 6.875% Sr. Unsec. Nts., 4/15/15                                            1,735,000        1,622,225
------------------------------------------------------------------------------------------------------------------------
Russell Corp., 9.25% Sr. Nts., 5/1/10                                                        2,000,000        2,102,500
                                                                                                         ---------------
                                                                                                              9,845,675
------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--3.4%
------------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.2%
Constellation Brands, Inc., 8.125% Sr. Sub. Nts., 1/15/12                                    2,000,000        2,065,000
------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.7%
Jean Coutu Group (PJC), Inc. (The), 8.50% Sr. Sub. Nts., 8/1/14                              5,550,000        5,133,750
------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp.:
8.125% Sr. Sec. Nts., 5/1/10                                                                 2,600,000        2,626,000
9.50% Sr. Sec. Nts., 2/15/11                                                                 1,600,000        1,668,000
                                                                                                         ---------------
                                                                                                              9,427,750
------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.2%
Del Monte Corp.:
6.75% Sr. Unsec. Sub. Nts., 2/15/15                                                          1,070,000          997,775
8.625% Sr. Sub. Nts., 12/15/12                                                               3,600,000        3,726,000
------------------------------------------------------------------------------------------------------------------------
Dole Food Co., Inc.:
8.625% Sr. Nts., 5/1/09                                                                      2,291,000        2,199,360
8.875% Sr. Unsec. Nts., 3/15/11                                                                467,000          440,148
------------------------------------------------------------------------------------------------------------------------
Hines Nurseries, Inc., 10.25% Sr. Unsec. Sub. Nts., 10/1/11                                  2,500,000        2,412,500
------------------------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 3/15/10,  Escrow Shares 1                                  3,000,000          138,120
------------------------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc., 8% Sr. Nts., Series B, 10/15/09                                      2,400,000        2,436,000
------------------------------------------------------------------------------------------------------------------------
United Biscuits Finance plc:                                                                 1,000,000        1,349,398
10.625% Sr. Sub. Nts., 4/15/11 [EUR]


5          |          OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer  Champion Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                                                                AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
10.75% Sr. Sub. Nts., 4/15/11 [GBP]                                                     $    1,000,000   $    1,950,922
                                                                                                         ---------------
                                                                                                             15,650,223
------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.4%
Church & Dwight Co., Inc., 6% Sr. Unsec. Sub. Nts., 12/15/12                                 2,650,000        2,464,500
------------------------------------------------------------------------------------------------------------------------
Nutro Products, Inc., 10.75% Sr. Sub. Nts., 4/15/14 4                                        2,410,000        2,491,338
                                                                                                         ---------------
                                                                                                              4,955,838
------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.5%
Elizabeth Arden, Inc., 7.75% Sr. Unsec. Sub. Nts., 1/15/14                                   2,550,000        2,518,125
------------------------------------------------------------------------------------------------------------------------
Playtex Products, Inc.:
8% Sr. Sec. Nts., 3/1/11                                                                     2,500,000        2,600,000
9.375% Sr. Unsec. Sub. Nts., 6/1/11                                                          1,200,000        1,255,500
                                                                                                         ---------------
                                                                                                              6,373,625
------------------------------------------------------------------------------------------------------------------------
TOBACCO--0.4%
Reynolds American, Inc., 7.25% Sr. Sec. Nts., 6/1/13 4                                       5,805,000        5,703,413
------------------------------------------------------------------------------------------------------------------------
ENERGY--7.9%
------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.8%
Basic Energy Services, Inc., 7.125% Sr. Nts., 4/15/16 4                                      1,165,000        1,089,275
------------------------------------------------------------------------------------------------------------------------
Dresser, Inc., 9.875% Sr. Unsec. Sub. Nts., 4/15/11 2                                        1,200,000        1,221,000
------------------------------------------------------------------------------------------------------------------------
Hanover Compressor Co., 8.625% Sr. Unsec. Sub. Nts., 12/15/10                                2,400,000        2,496,000
------------------------------------------------------------------------------------------------------------------------
Hanover Equipment Trust, 8.50% Sr. Sec. Nts., Series A, 9/1/08                                 662,000          681,860
------------------------------------------------------------------------------------------------------------------------
PHI, Inc., 7.125% Sr. Nts., 4/15/13 4                                                        1,400,000        1,326,500
------------------------------------------------------------------------------------------------------------------------
RathGibson, Inc., 11.25% Sr. Nts., 2/15/14 4                                                 1,200,000        1,242,000
------------------------------------------------------------------------------------------------------------------------
Universal Compression, Inc., 7.25% Sr. Unsec. Sub. Nts., 5/15/10                             2,800,000        2,807,000
                                                                                                         ---------------
                                                                                                             10,863,635
------------------------------------------------------------------------------------------------------------------------
OIL & GAS--7.1%
Arch Western Finance LLC, 6.75% Sr. Nts., 7/1/13                                             2,650,000        2,550,625
------------------------------------------------------------------------------------------------------------------------
Atlas Pipeline Partners LP, 8.125% Sr. Nts., 12/15/15 4                                      1,185,000        1,186,481
------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.:
6.375% Sr. Unsec. Nts., 6/15/15                                                              1,700,000        1,585,250
6.875% Sr. Unsec. Nts., 1/15/16                                                              3,620,000        3,439,000
------------------------------------------------------------------------------------------------------------------------
Clayton Williams Energy, Inc., 7.75% Sr. Unsec. Nts., 8/1/13                                   495,000          457,875
------------------------------------------------------------------------------------------------------------------------
Compton Petroleum Finance Corp., 7.625% Sr. Nts., 12/1/13                                    3,545,000        3,403,200
------------------------------------------------------------------------------------------------------------------------
Copano Energy LLC, 8.125% Sr. Nts., 3/1/16 4                                                   720,000          720,000
------------------------------------------------------------------------------------------------------------------------
El Paso Corp.:
7.75% Sr. Nts., 1/15/32                                                                      3,700,000        3,621,375
7.875% Sr. Unsec. Nts., 6/15/12                                                              4,846,000        4,955,035
------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.625% Nts., 7/15/11                                                   1,800,000        1,827,000
------------------------------------------------------------------------------------------------------------------------
El Paso Production Holding Co., 7.75% Sr. Unsec. Nts., 6/1/13                                6,550,000        6,631,875
------------------------------------------------------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                                                     2,800,000        2,821,000
------------------------------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25% Sr. Unsec. Nts., 8/1/14                                        2,000,000        1,960,000
------------------------------------------------------------------------------------------------------------------------
Frontier Oil Corp., 6.625% Sr. Unsec. Nts., 10/1/11                                          1,500,000        1,443,750
------------------------------------------------------------------------------------------------------------------------
Inergy LP/Inergy Finance Corp., 8.25% Sr. Unsec. Nts., 3/1/16                                2,255,000        2,288,825
------------------------------------------------------------------------------------------------------------------------
Massey Energy Co.:
6.625% Sr. Nts., 11/15/10                                                                    1,600,000        1,584,000
6.875% Sr. Nts., 12/15/13 4                                                                    180,000          168,300
------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co., 6.625% Sr. Unsec. Sub. Nts., 9/1/14                                4,500,000        4,308,750
------------------------------------------------------------------------------------------------------------------------
Pacific Energy Partners LP/Pacific Energy Finance Corp., 6.25% Sr.
Unsec. Nts., 9/15/15                                                                           485,000          472,875
------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875% Sr. Unsec. Nts., Series B, 3/15/13                              2,500,000        2,468,750


6          |          OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer  Champion Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006  / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                                                                AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
OIL & GAS CONTINUED
Plains Exploration & Production Co., 7.125% Sr. Nts., 6/15/14                           $    2,300,000   $    2,277,000
------------------------------------------------------------------------------------------------------------------------
Pogo Producing Co.:
6.875% Sr. Unsec. Sub. Nts., 10/1/17                                                           800,000          745,000
7.875% Sr. Sub. Nts., 5/1/13 4                                                               1,135,000        1,143,513
------------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 9.50% Sr. Nts., 2/1/13                                         2,400,000        2,624,947
------------------------------------------------------------------------------------------------------------------------
Quicksilver Resources, Inc., 7.125% Sr. Sub. Nts., 4/1/16                                    3,260,000        3,072,550
------------------------------------------------------------------------------------------------------------------------
Range Resources Corp.:
6.375% Sr. Sub. Nts., 3/15/15                                                                1,355,000        1,256,763
7.375% Sr. Sub. Nts., 7/15/13                                                                1,800,000        1,795,500
7.50% Sr. Sub. Nts., 5/15/16                                                                 1,140,000        1,131,450
------------------------------------------------------------------------------------------------------------------------
Southern Natural Gas Co.:
7.35% Nts., 2/15/31                                                                          3,800,000        3,665,066
8% Sr. Unsub. Nts., 3/1/32                                                                   1,700,000        1,765,120
8.875% Sr. Nts., 3/15/10                                                                     1,800,000        1,910,255
------------------------------------------------------------------------------------------------------------------------
Stone Energy Corp.:
6.75% Sr. Unsec. Sub. Nts., 12/15/14                                                         1,080,000        1,089,450
8.25% Sr. Unsec. Sub. Nts., 12/15/11 1                                                       3,200,000        3,248,000
------------------------------------------------------------------------------------------------------------------------
Targa Resources, Inc., 8.50% Sr. Nts., 11/1/13 4                                             2,395,000        2,323,150
------------------------------------------------------------------------------------------------------------------------
Teekay Shipping Corp., 8.875% Sr. Nts., 7/15/11                                              1,600,000        1,684,000
------------------------------------------------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., 7.50% Bonds, 4/1/17                                              2,550,000        2,564,357
------------------------------------------------------------------------------------------------------------------------
Tesoro Corp.:
6.25% Sr. Nts., 11/1/12 4                                                                      905,000          864,275
6.625% Sr. Nts., 11/1/15 4                                                                     905,000          862,013
------------------------------------------------------------------------------------------------------------------------
Transcontinental Gas Pipe Line Corp.:
6.40% Sr. Nts., 4/15/16 4                                                                    1,630,000        1,568,875
8.875% Sr. Unsub. Nts., Series B, 7/15/12                                                      600,000          664,500
------------------------------------------------------------------------------------------------------------------------
Whiting Petroleum Corp.:
7.25% Sr. Sub. Nts., 5/1/12                                                                  2,300,000        2,219,500
7.25% Sr. Unsec. Sub. Nts., 5/1/13                                                             600,000          577,500
------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The):
7.125% Nts., 9/1/11                                                                          2,100,000        2,110,500
8.75% Unsec. Nts., 3/15/32                                                                   2,700,000        2,949,750
------------------------------------------------------------------------------------------------------------------------
Williams Holdings of Delaware, Inc., 6.50% Nts., 12/1/08 1                                     800,000          792,000
                                                                                                         ---------------
                                                                                                             92,799,000
------------------------------------------------------------------------------------------------------------------------
FINANCIALS--3.7%
------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.9%
Berry Plastics Corp., 10.75% Sr. Sub. Nts., 7/15/12                                          5,450,000        5,926,875
------------------------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc., 12% Sr. Unsec. Sub. Nts., Series
B, 9/30/08 1                                                                                 3,450,000        2,604,750
------------------------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp.:
7.375% Sr. Unsec. Nts., 9/15/13                                                                731,000          734,655
8% Sr. Nts., 6/15/11                                                                         2,070,000        2,121,750
                                                                                                         ---------------
                                                                                                             11,388,030
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.2%
ABN Amro Bank NV (NY Branch), 5% Sec. Nts., 11/5/17 2                                        2,808,552        2,597,925
------------------------------------------------------------------------------------------------------------------------
Bank Plus Corp., 12% Sr. Nts., 7/18/07 1                                                       578,000          621,350
                                                                                                         ---------------
                                                                                                              3,219,275
------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.2%
Affinia Group, Inc., 9% Sr. Unsec. Sub. Nts., 11/30/14                                         600,000          547,500
------------------------------------------------------------------------------------------------------------------------
BCP Crystal US Holdings Corp., 9.625% Sr. Sub. Nts., 6/15/14                                 3,933,000        4,286,970


7          |          OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer  Champion Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                                                                AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES CONTINUED
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp., 0%/10.50% Sr.
Unsec. Disc. Nts., Series B, 10/1/14 5                                                  $    3,100,000   $    2,441,250
------------------------------------------------------------------------------------------------------------------------
Dow Jones CDX High Yield Index, 8.125% Pass-Through Certificates,
Series 6-T3, 6/29/11 4                                                                      10,500,000       10,303,125
------------------------------------------------------------------------------------------------------------------------
JSG Funding plc, 7.75% Sr. Unsec. Sub. Nts., 4/1/15                                          2,390,000        2,174,900
------------------------------------------------------------------------------------------------------------------------
Nell AF Sarl, 8.375% Sr. Nts., 8/15/15 4                                                     7,430,000        7,179,238
------------------------------------------------------------------------------------------------------------------------
Universal City Florida:
8.375% Sr. Unsec. Nts., 5/1/10                                                                 650,000          656,500
9.899% Sr. Unsec. Nts., 5/1/10 2                                                               775,000          804,063
                                                                                                         ---------------
                                                                                                             28,393,546
------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--0.3%
Felcor Lodging LP, 8.50% Sr. Nts., 6/1/11 2                                                  3,540,000        3,770,100
------------------------------------------------------------------------------------------------------------------------
Host Marriott LP, 6.375% Sr. Nts., Series O, 3/15/15                                         1,120,000        1,058,400
                                                                                                         ---------------
                                                                                                              4,828,500
------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.1%
Bankunited Capital Trust, 10.25% Capital Securities, 12/31/26 1                                750,000          811,875
------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--4.7%
------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.1%
Angiotech Pharmaceuticals, Inc., 7.75% Sr. Sub. Nts., 4/1/14 4                               1,175,000        1,128,000
------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.2%
Inverness Medical Innovations, Inc., 8.75% Sr. Sub. Nts., 2/15/12                            1,100,000        1,072,500
------------------------------------------------------------------------------------------------------------------------
Universal Hospital Services, Inc., 10.125% Sr. Unsec. Nts., 11/1/11                          1,700,000        1,776,500
                                                                                                         ---------------
                                                                                                              2,849,000

------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--4.2%
AmeriPath, Inc., 10.50% Sr. Unsec. Sub. Nts., 4/1/13                                         2,000,000        2,107,500
------------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc., 6.50% Sr. Unsec. Sub. Nts.,
12/15/12                                                                                     2,800,000        2,670,500
------------------------------------------------------------------------------------------------------------------------
DaVita, Inc.:
6.625% Sr. Unsec. Nts., 3/15/13                                                              2,630,000        2,511,650
7.25% Sr. Unsec. Sub. Nts., 3/15/15                                                          2,880,000        2,779,200
------------------------------------------------------------------------------------------------------------------------
Extendicare Health Services, Inc.:
6.875% Sr. Sub. Nts., 5/1/14                                                                 1,000,000        1,050,000
9.50% Sr. Unsec. Sub. Nts., 7/1/10                                                           2,200,000        2,307,250
------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08                                 2,800,000        2,849,000
------------------------------------------------------------------------------------------------------------------------
Genesis HealthCare Corp., 8% Sr. Sub. Nts., 10/15/13                                         1,100,000        1,156,375
------------------------------------------------------------------------------------------------------------------------
HCA, Inc.:
6.30% Sr. Unsec. Nts., 10/1/12                                                               4,100,000        3,876,636
8.75% Sr. Nts., 9/1/10                                                                       4,600,000        4,872,619
------------------------------------------------------------------------------------------------------------------------
HEALTHSOUTH Corp., 10.75% Sr. Nts., 6/15/16 4                                                4,545,000        4,476,825
------------------------------------------------------------------------------------------------------------------------
Omnicare, Inc.:
6.75% Sr. Sub. Nts., 12/15/13                                                                   45,000           43,088
6.875% Sr. Sub. Nts., 12/15/15                                                                 280,000          267,400
------------------------------------------------------------------------------------------------------------------------
Psychiatric Solutions, Inc., 7.75% Sr. Unsec. Sub. Nts., 7/15/15                             1,245,000        1,224,769
------------------------------------------------------------------------------------------------------------------------
Rotech Healthcare, Inc., 9.50% Sr. Unsec. Sub. Nts., 4/1/12                                  2,200,000        1,842,500
------------------------------------------------------------------------------------------------------------------------
Select Medical Corp., 7.625% Sr. Unsec. Sub. Nts., 2/1/15                                    7,230,000        6,326,250
------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.:
6.375% Sr. Nts., 12/1/11                                                                     1,860,000        1,669,350
7.375% Nts., 2/1/13                                                                            146,000          133,955
9.875% Sr. Nts., 7/1/14                                                                      5,250,000        5,276,250
------------------------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc., 7% Sr. Sub. Nts., 11/15/13                                              310,000          303,025


8          |          OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer  Champion Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                                                                AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
US Oncology, Inc.:
9% Sr. Unsec. Nts., 8/15/12                                                             $    1,700,000   $    1,776,500
10.75% Sr. Unsec. Sub. Nts., 8/15/14                                                         1,300,000        1,417,000
------------------------------------------------------------------------------------------------------------------------
Vanguard Health Holding Co. I LLC, 0%/11.25% Sr. Disc. Nts.,                                 5,400,000        3,834,000
10/1/15 5
                                                                                                         ---------------
                                                                                                             54,771,642
------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.2%
Valeant Pharmaceuticals International, Inc., 7% Sr. Nts., 12/15/11                           2,800,000        2,674,000
------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--6.9%
------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.5%
Alliant Techsystems, Inc., 6.75% Sr. Sub. Nts., 4/1/16                                       2,350,000        2,267,750
------------------------------------------------------------------------------------------------------------------------
BE Aerospace, Inc.:
8.50% Sr. Unsec. Nts., 10/1/10                                                               1,100,000        1,166,000
8.875% Sr. Unsec. Sub. Nts., 5/1/11                                                            846,000          879,840
------------------------------------------------------------------------------------------------------------------------
DRS Technologies, Inc.:
6.625% Sr. Nts., 2/1/16                                                                      1,925,000        1,872,063
6.875% Sr. Unsec. Sub. Nts., 11/1/13                                                         1,000,000          967,500
7.625% Sr. Sub. Nts., 2/1/18                                                                   845,000          845,000
------------------------------------------------------------------------------------------------------------------------
L-3 Communications Corp.:
5.875% Sr. Sub. Nts., 1/15/15                                                                2,367,000        2,219,063
6.125% Sr. Unsec. Sub. Nts., 1/15/14                                                         1,050,000        1,002,750
6.375% Sr. Unsec. Sub. Nts., Series B, 10/15/15                                              2,730,000        2,620,800
7.625% Sr. Sub. Nts., 6/15/12                                                                1,850,000        1,887,000
------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc.:
9.375% Sr. Nts., 2/15/13                                                                     1,784,000        1,904,420
11% Sr. Sub. Nts., 2/15/13                                                                   1,493,000        1,638,568
                                                                                                         ---------------
                                                                                                             19,270,754
------------------------------------------------------------------------------------------------------------------------
AIRLINES--0.0%
ATA Holdings Corp., 13% Sr. Unsec. Nts., 2/1/09 1,3                                          6,825,000          307,125
------------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.5%
Associated Materials, Inc., 9.75% Sr. Sub. Nts., 4/15/12                                     2,000,000        2,000,000
------------------------------------------------------------------------------------------------------------------------
Goodman Global Holding Co., Inc., 7.875% Sr. Unsec. Sub. Nts.,
12/15/12                                                                                     1,300,000        1,248,000
------------------------------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625% Sr. Sec. Nts., 7/1/10                                           1,789,000        1,898,576
------------------------------------------------------------------------------------------------------------------------
Nortek, Inc., 8.50% Sr. Unsec. Unsub. Nts., 9/1/14                                           2,000,000        1,945,000
                                                                                                         ---------------
                                                                                                              7,091,576
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.3%
Allied Waste North America, Inc.:
7.25% Sr. Nts., 3/15/15                                                                      1,360,000        1,305,600
7.375% Sr. Sec. Nts., Series B, 4/15/14                                                      5,850,000        5,586,750
9.25% Sr. Sec. Debs., Series B, 9/1/12                                                       1,100,000        1,171,500
------------------------------------------------------------------------------------------------------------------------
American Pad & Paper Co., 13% Sr. Sub. Nts., Series B, 11/15/05 1,3                          1,500,000               --
------------------------------------------------------------------------------------------------------------------------
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.576% Sr. Nts., 5/15/14 2,4                                                                   465,000          466,163
7.75% Sr. Nts., 5/15/16 4                                                                    1,165,000        1,124,225
------------------------------------------------------------------------------------------------------------------------
Cenveo Corp., 7.875% Sr. Sub. Nts., 12/1/13                                                  1,900,000        1,862,000
------------------------------------------------------------------------------------------------------------------------
Comforce Operating, Inc., 12% Sr. Nts., Series B, 12/1/07                                    1,880,000        1,891,750
------------------------------------------------------------------------------------------------------------------------
Corrections Corp. of America:
6.25% Sr. Unsec. Sub. Nts., 3/15/13                                                          2,750,000        2,598,750
7.50% Sr. Nts., 5/1/11                                                                       1,350,000        1,366,875
                                                                                                         ---------------
                                                                                                             17,373,613


9          |          OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer  Champion Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                                                                AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.5%
Belden & Blake Corp., 8.75% Sec. Nts., 7/15/12                                          $    2,150,000   $    2,193,000
------------------------------------------------------------------------------------------------------------------------
Dayton Superior Corp., 13% Sr. Unsec. Sub. Nts., 6/15/09                                     1,100,000          965,250
------------------------------------------------------------------------------------------------------------------------
General Cable Corp., 9.50% Sr. Nts., 11/15/10                                                2,000,000        2,130,000
------------------------------------------------------------------------------------------------------------------------
UCAR Finance, Inc., 10.25% Sr. Nts., 2/15/12                                                 1,000,000        1,060,000
                                                                                                         ---------------
                                                                                                              6,348,250
------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.3%
Covalence Specialty Materials Corp., 10.25% Sr. Sub. Nts., 3/1/16 4                          3,020,000        2,914,300
------------------------------------------------------------------------------------------------------------------------
Great Lakes Dredge & Dock Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/13                            900,000          833,625
                                                                                                         ---------------
                                                                                                              3,747,925
------------------------------------------------------------------------------------------------------------------------
MACHINERY--1.2%
Case New Holland, Inc., 7.125% Sr. Nts., 3/1/14 4                                            1,890,000        1,814,400
------------------------------------------------------------------------------------------------------------------------
Douglas Dynamics LLC, 7.75% Sr. Nts., 1/15/12 4                                              1,600,000        1,528,000
------------------------------------------------------------------------------------------------------------------------
Greenbrier Cos., Inc., 8.375% Sr. Unsec. Nts., 5/15/15                                       2,020,000        2,073,025
------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The):
7.125% Sr. Nts., 11/1/13                                                                       600,000          591,000
10.50% Sr. Sub. Nts., 8/1/12                                                                 2,174,000        2,369,660
------------------------------------------------------------------------------------------------------------------------
Milacron Escrow Corp., 11.50% Sr. Sec. Nts., 5/15/11                                         3,600,000        3,357,000
------------------------------------------------------------------------------------------------------------------------
Trinity Industries, Inc., 6.50% Sr. Nts., 3/15/14                                            2,550,000        2,499,000
------------------------------------------------------------------------------------------------------------------------
Wolverine Tube, Inc.:
7.375% Sr. Nts., 8/1/08 4                                                                    1,250,000        1,018,750
10.50% Sr. Nts., 4/1/09                                                                        600,000          501,000
                                                                                                         ---------------
                                                                                                             15,751,835
------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.6%
Kansas City Southern Railway Co. (The), 7.50% Sr. Nts., 6/15/09                              2,800,000        2,814,000
------------------------------------------------------------------------------------------------------------------------
Stena AB:
7% Sr. Unsec. Nts., 12/1/16                                                                    275,000          254,375
7.50% Sr. Unsec. Nts., 11/1/13                                                               2,783,000        2,713,425
9.625% Sr. Nts., 12/1/12                                                                     1,800,000        1,921,500
                                                                                                         ---------------
                                                                                                              7,703,300
------------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.9%
Interline Brands, Inc., 8.125% Sr. Sub. Nts., 6/15/14                                          455,000          456,138
------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 7% Sr. Sub. Nts., 2/15/14                                             11,800,000       10,841,250
                                                                                                         ---------------
                                                                                                             11,297,388
------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.1%
Horizon Lines LLC, 9% Nts., 11/1/12                                                          1,339,000        1,365,780
------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--2.7%
------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.6%
Loral Skynet Corp., 14% Sr. Sec. Nts., 11/21/15 6                                              572,000          660,660
------------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc., 6.45% Unsec. Debs., 3/15/29                                       6,900,000        5,899,500
------------------------------------------------------------------------------------------------------------------------
Nortel Networks Ltd., 9.73% Sr. Nts., 7/15/11 2,4                                            1,137,000        1,162,583
------------------------------------------------------------------------------------------------------------------------
Orion Network Systems, Inc., 12.50% Sr. Unsub. Disc. Nts., 1/15/07                           3,315,000               33
                                                                                                         ---------------
                                                                                                              7,722,776
------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.1%
Seagate Technology Hdd Holdings, 8% Sr. Nts., 5/15/09                                        1,700,000        1,751,000
------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.2%
Flextronics International Ltd., 6.25% Sr. Sub. Nts., 11/15/14                                  850,000          800,063


10         |          OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer  Champion Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                                                                AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS CONTINUED
Sanmina-SCI Corp.:
6.75% Unsec. Sub. Nts., 3/1/13                                                          $      920,000   $      862,500
8.125% Sr. Sub. Nts., 3/1/16                                                                   800,000          784,000
------------------------------------------------------------------------------------------------------------------------
Solectron Corp., 8% Sr. Sub. Nts., 3/15/16 4                                                   370,000          366,300
                                                                                                         ---------------
                                                                                                              2,812,863
------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
Exodus Communications, Inc., 10.75% Sr. Nts., 12/15/09 1,3 [EUR]                             3,386,201               --
------------------------------------------------------------------------------------------------------------------------
NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10 1,3                             1,521,315               --
------------------------------------------------------------------------------------------------------------------------
PSINet, Inc., 10.50% Sr. Unsec. Nts., 12/1/06 1,3 [EUR]                                      3,250,000               --
                                                                                                         ---------------
                                                                                                                     --
------------------------------------------------------------------------------------------------------------------------
IT SERVICES--1.1%
DI Finance/DynCorp International LLC, 9.50% Sr. Unsec. Sub. Nts.,
Series B, 2/15/13                                                                            2,423,000        2,532,035
------------------------------------------------------------------------------------------------------------------------
iPayment Holdings, Inc., 9.75% Sr. Sub. Nts., 5/15/14 4                                      2,085,000        2,085,000
------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 8.625% Sr. Unsec. Sub. Nts., 4/1/13                                     1,600,000        1,608,000
------------------------------------------------------------------------------------------------------------------------
SunGard Data Systems, Inc.:
9.125% Sr. Unsec. Nts., 8/15/13 4                                                            1,750,000        1,824,375
10.25% Sr. Sub. Nts., 8/15/15 4                                                              6,240,000        6,481,800
                                                                                                         ---------------
                                                                                                             14,531,210
------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.7%
Advanced Micro Devices, Inc., 7.75% Sr. Unsec. Nts., 11/1/12                                 3,083,000        3,152,368
------------------------------------------------------------------------------------------------------------------------
Amkor Technology, Inc., 7.75% Sr. Nts., 5/15/13                                              6,200,000        5,634,250
                                                                                                         ---------------
                                                                                                              8,786,618
------------------------------------------------------------------------------------------------------------------------
MATERIALS--10.6%
------------------------------------------------------------------------------------------------------------------------
CHEMICALS--2.3%
Chemtura Corp., 6.875% Sr. Nts., 6/1/16                                                        567,000          550,699
------------------------------------------------------------------------------------------------------------------------
Crompton Corp., 9.875% Sr. Nts., 8/1/12                                                      1,800,000        2,034,000
------------------------------------------------------------------------------------------------------------------------
Equistar Chemicals LP/Equistar Funding Corp.:
10.125% Sr. Unsec. Nts., 9/1/08                                                                146,000          154,395
10.625% Sr. Unsec. Nts., 5/1/11                                                              4,000,000        4,315,000
------------------------------------------------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc, 10.125% Sr. Unsec. Sub. Nts.,
7/1/09                                                                                       2,065,000        2,106,300
------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC, 7.875% Sr. Sub. Nts., 1/1/15 2,4                                   930,000          876,525
------------------------------------------------------------------------------------------------------------------------
Huntsman LLC:
11.50% Sr. Unsec. Nts., 7/15/12 2                                                            1,325,000        1,487,313
11.625% Sr. Unsec. Nts., 10/15/10                                                               95,000          105,450
------------------------------------------------------------------------------------------------------------------------
IMC Global, Inc.:
10.875% Sr. Unsec. Nts., 8/1/13                                                                146,000          163,155
10.875% Sr. Unsec. Nts., Series B, 6/1/08                                                      115,000          123,050
------------------------------------------------------------------------------------------------------------------------
Ineos Group Holdings plc, 8.50% Nts., 2/15/16 4                                              6,605,000        6,216,956
------------------------------------------------------------------------------------------------------------------------
Innophos, Inc., 8.875% Sr. Unsec. Sub. Nts., 8/15/14                                         2,050,000        2,029,500
------------------------------------------------------------------------------------------------------------------------
KI Holdings, Inc., 0%/9.875% Sr. Unsec. Sub. Disc. Nts., 11/15/14 5                          1,300,000          936,000
------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.:
9.50% Sec. Nts., 12/15/08                                                                       86,000           88,795
9.50% Sr. Sec. Nts., 12/15/08                                                                  412,000          425,390
9.625% Sr. Sec. Nts., Series A, 5/1/07                                                       2,050,000        2,091,000
10.50% Sr. Sec. Nts., 6/1/13                                                                 1,150,000        1,270,750
11.125% Sr. Sec. Nts., 7/15/12                                                               1,000,000        1,090,000


11         |          OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer  Champion Income Fund

STATEMENT OF INVESTMENTS   JUNE 30, 2006  / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                                                                AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
CHEMICALS CONTINUED
Rockwood Specialties Group, Inc.:
7.50% Sr. Sub. Nts., 11/15/14                                                           $    1,000,000   $      985,000
10.625% Sr. Unsec. Sub. Nts., 5/15/11                                                          692,000          743,035
------------------------------------------------------------------------------------------------------------------------
Tronox Worldwide LLC/Tronox Finance Corp., 9.50% Sr. Nts., 12/1/12 4                         2,385,000        2,468,475
                                                                                                         ---------------
                                                                                                             30,260,788
------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.3%
NTK Holdings, Inc., 0%/10.75% Sr. Disc. Nts., 3/1/14 5                                       6,095,000        4,441,731
------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--4.2%
Ball Corp., 6.625% Sr. Nts., 3/15/18                                                         2,350,000        2,197,250
------------------------------------------------------------------------------------------------------------------------
Crown Americas, Inc., 7.75% Sr. Nts., 11/15/15 4                                             1,920,000        1,900,800
------------------------------------------------------------------------------------------------------------------------
Graham Packaging Co., Inc., 9.875% Sr. Unsec. Sub. Nts., 10/15/14                            7,800,000        7,761,000
------------------------------------------------------------------------------------------------------------------------
Graphic Packaging International Corp.:
8.50% Sr. Nts., 8/15/11                                                                      3,100,000        3,107,750
9.50% Sr. Sub. Nts., 8/15/13                                                                   200,000          199,000
------------------------------------------------------------------------------------------------------------------------
Jefferson Smurfit Corp.:
7.50% Sr. Unsec. Unsub. Nts., 6/1/13                                                           600,000          540,000
8.25% Sr. Unsec. Nts., 10/1/12                                                               6,937,000        6,538,123
------------------------------------------------------------------------------------------------------------------------
MDP Acquisitions plc, 9.625% Sr. Nts., 10/1/12                                               2,800,000        2,898,000
------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc.:
7.75% Sr. Sec. Nts., 5/15/11                                                                   900,000          911,250
8.25% Sr. Unsec. Nts., 5/15/13                                                               2,446,000        2,464,345
8.75% Sr. Sec. Nts., 11/15/12                                                                4,000,000        4,185,000
8.875% Sr. Sec. Nts., 2/15/09                                                                4,700,000        4,864,500
------------------------------------------------------------------------------------------------------------------------
Pliant Corp., 11.625% Sr. Sec. Nts., 6/15/09 3,6                                             1,485,737        1,615,739
------------------------------------------------------------------------------------------------------------------------
Solo Cup Co., 8.50% Sr. Sub. Nts., 2/15/14                                                   5,375,000        4,676,250
------------------------------------------------------------------------------------------------------------------------
Stone Container Corp.:
8.375% Sr. Nts., 7/1/12                                                                      2,000,000        1,900,000
9.25% Sr. Unsec. Nts., 2/1/08                                                                  200,000          209,000
9.75% Sr. Unsec. Nts., 2/1/11                                                                2,300,000        2,374,750
------------------------------------------------------------------------------------------------------------------------
Tekni-Plex, Inc., 10.875% Sr. Sec. Nts., 8/15/12 4                                             755,000          838,050
------------------------------------------------------------------------------------------------------------------------
TriMas Corp., 9.875% Sr. Unsec. Sub. Nts., 6/15/12                                           5,400,000        4,968,000
                                                                                                         ---------------
                                                                                                             54,148,807
------------------------------------------------------------------------------------------------------------------------
METALS & MINING--2.5%
AK Steel Corp.:
7.75% Sr. Unsec. Nts., 6/15/12                                                               2,096,000        2,064,560
7.875% Sr. Unsec. Nts., 2/15/09                                                                500,000          500,000
------------------------------------------------------------------------------------------------------------------------
Century Aluminum Co., 7.50% Sr. Unsec. Nts., 8/15/14                                         3,200,000        3,216,000
------------------------------------------------------------------------------------------------------------------------
Gibraltar Industries, Inc., 8% Sr. Sub. Nts., 12/1/15 4                                      2,530,000        2,530,000
------------------------------------------------------------------------------------------------------------------------
IMCO Recycling, Inc., 10.375% Sr. Sec. Nts., 10/15/10                                        1,900,000        2,061,500
------------------------------------------------------------------------------------------------------------------------
International Utility Structures, Inc., 13% Unsec. Sub. Nts.,
2/1/08 1,3                                                                                     433,000               --
------------------------------------------------------------------------------------------------------------------------
IPSCO, Inc., 8.75% Sr. Nts., 6/1/13                                                            850,000          915,875
------------------------------------------------------------------------------------------------------------------------
Ispat Inland ULC, 9.75% Sr. Sec. Nts., 4/1/14                                                3,830,000        4,228,393
------------------------------------------------------------------------------------------------------------------------
Jorgensen (Earle M.) Co., 9.75% Sr. Sec. Nts., 6/1/12                                        2,500,000        2,675,000
------------------------------------------------------------------------------------------------------------------------
Koppers Industry, Inc., 9.875% Sr. Sec. Nts., 10/15/13                                       1,738,000        1,872,695
------------------------------------------------------------------------------------------------------------------------
Northwest Pipeline Corp., 8.125% Sr. Nts., 3/1/10                                              850,000          888,250
------------------------------------------------------------------------------------------------------------------------
Novelis, Inc., 7.75% Sr. Nts., 2/15/15 2,4                                                   4,090,000        3,946,850
------------------------------------------------------------------------------------------------------------------------
Oregon Steel Mills, Inc., 10% Sr. Nts., 7/15/09                                              3,550,000        3,727,500
------------------------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc., 9.50% Sr. Nts., 3/15/09                                                1,500,000        1,546,875


12         |          OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer  Champion Income Fund

STATEMENT OF INVESTMENTS   JUNE 30, 2006  / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                                                                AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
United States Steel Corp.:
9.75% Sr. Nts., 5/15/10                                                                 $    1,430,000   $    1,530,100
10.75% Sr. Nts., 8/1/08                                                                      1,299,000        1,402,920
                                                                                                         ---------------
                                                                                                             33,106,518

------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--1.3%
Abitibi-Consolidated Co. of Canada, 8.375% Sr. Unsec. Sub. Nts.,
4/1/15                                                                                       2,150,000        1,972,625
------------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc.:
8.55% Nts., 8/1/10                                                                           1,250,000        1,190,625
8.85% Unsec. Bonds, 8/1/30                                                                   1,500,000        1,275,000
------------------------------------------------------------------------------------------------------------------------
Appleton Papers, Inc., 8.125% Sr. Nts., 6/15/11                                              1,400,000        1,421,000
------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.50% Sr. Nts., 10/1/13                                          1,000,000          955,000
------------------------------------------------------------------------------------------------------------------------
Catalyst Paper Corp., 8.625% Sr. Unsec. Nts., Series D, 6/15/11                                500,000          490,000
------------------------------------------------------------------------------------------------------------------------
Domtar, Inc., 7.125% Nts., 8/15/15                                                           2,050,000        1,793,750
------------------------------------------------------------------------------------------------------------------------
Inland Fiber Group LLC, 9.625% Sr. Unsec. Nts., 11/15/07 1,3                                 4,700,000        3,055,000
------------------------------------------------------------------------------------------------------------------------
JSG Holding plc, 11.50% Sr. Nts., 10/1/15 4,6 [EUR]                                            872,173        1,144,837
------------------------------------------------------------------------------------------------------------------------
Mercer International, Inc., 9.25% Sr. Nts., 2/15/13                                          1,190,000        1,065,050
------------------------------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375% Sr. Unsec. Nts., 3/1/14 1                                    2,200,000        1,980,000
------------------------------------------------------------------------------------------------------------------------
Tembec Industries, Inc., 7.75% Sr. Nts., 3/15/12                                               950,000          489,250
                                                                                                         ---------------
                                                                                                             16,832,137
------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--7.6%
------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.5%
AT&T Corp., 9.05% Sr. Unsec. Nts., 11/15/11 2                                                   24,000           25,505
------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 6.25% Sr. Nts., 1/15/13 4                                       9,500,000        9,025,000
------------------------------------------------------------------------------------------------------------------------
Intelsat Bermuda Ltd., 11.25% Sr. Nts., 6/15/16 4,7                                          3,865,000        3,980,950
------------------------------------------------------------------------------------------------------------------------
Intelsat Subsidiary Holding Co. Ltd.:
8.25% Sr. Nts., 1/15/13 2                                                                    3,950,000        3,940,125
8.625% Sr. Nts., 1/15/15 2                                                                     145,000          146,088
------------------------------------------------------------------------------------------------------------------------
Nordic Telephone Co. Holdings ApS, 8.875% Sr. Nts., 5/1/16 4                                 1,150,000        1,187,375
------------------------------------------------------------------------------------------------------------------------
PanAmSat Corp.:
9% Sr. Nts., 6/15/16 4,7                                                                     3,635,000        3,707,700
9% Sr. Unsec. Nts., 8/15/14                                                                  2,730,000        2,784,600
------------------------------------------------------------------------------------------------------------------------
Pratama Datakom Asia BV, 12.75% Gtd. Nts., 7/15/05 3,4                                       4,000,000           80,000
------------------------------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc.:
7.25% Unsec. Unsub. Nts., 2/15/11                                                            1,800,000        1,759,500
7.90% Unsec. Nts., 8/15/10                                                                     571,000          571,000
------------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc., 7.25% Sr. Unsec. Sub.
Nts., 2/15/11 2                                                                              1,100,000        1,072,500
------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 8.875% Unsec. Unsub. Nts., 3/15/12 2                                            7,600,000        8,056,000
------------------------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07 1,3                                                 2,250,000               --
------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25% Sr. Unsec. Unsub. Nts.,
2/15/14                                                                                      4,475,000        4,609,250
------------------------------------------------------------------------------------------------------------------------
Valor Telecommunications Enterprises LLC, 7.75% Sr. Unsec. Sub.
Nts., 2/15/15                                                                                1,120,000        1,162,000
------------------------------------------------------------------------------------------------------------------------
Windstream Corp.:
8.125% Sr. Nts., 8/1/13 4,7                                                                  1,705,000        1,747,625
8.625% Sr. Nts., 8/1/16 4,7                                                                  1,705,000        1,751,888
------------------------------------------------------------------------------------------------------------------------
Winstar Communications, Inc., 12.75% Sr. Nts., 4/15/10 1,3                                   4,500,000               --
                                                                                                         ---------------
                                                                                                             45,607,106


13         |          OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer  Champion Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                                                                AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--4.1%
Alamosa Delaware, Inc.:
8.50% Sr. Nts., 1/31/12                                                                 $    2,050,000   $    2,183,250
11% Sr. Unsec. Nts., 7/31/10                                                                   146,000          160,600
------------------------------------------------------------------------------------------------------------------------
American Cellular Corp., 10% Sr. Nts., Series B, 8/1/11                                      4,070,000        4,304,025
------------------------------------------------------------------------------------------------------------------------
American Tower Corp., 7.50% Sr. Nts., 5/1/12                                                 4,600,000        4,669,000
------------------------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., Sr. Unsec. Disc. Nts., 10/1/07 1,3                               4,749,000               --
------------------------------------------------------------------------------------------------------------------------
Centennial Cellular Operating Co. LLC/Centennial Communications
Corp., 10.125% Sr. Nts., 6/15/13                                                             5,950,000        6,292,125
------------------------------------------------------------------------------------------------------------------------
Dobson Cellular Systems, Inc., 8.375% Sr. Sec. Nts., 11/1/11                                 1,480,000        1,528,100
------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp.:
8.875% Sr. Nts., 10/1/13                                                                     1,697,000        1,675,788
9.318% Sr. Unsec. Nts., 10/15/12 2                                                             730,000          739,125
------------------------------------------------------------------------------------------------------------------------
IWO Holdings, Inc., 8.818% Sr. Sec. Nts., 1/15/12 2                                            710,000          738,400
------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375% Sr. Nts., Series D, 8/1/15                              14,120,000       14,382,166
------------------------------------------------------------------------------------------------------------------------
Nextel Partners, Inc., 8.125% Sr. Nts., 7/1/11 1                                             2,150,000        2,260,188
------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc.:
7.50% Sec. Nts., 3/15/15                                                                     2,450,000        2,486,750
8% Sr. Sub. Nts., 12/15/12                                                                     850,000          873,375
------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp.:
9.75% Sr. Sub. Nts., 1/15/10                                                                 5,696,000        5,703,120
9.875% Sr. Nts., 2/1/10                                                                      1,800,000        1,860,750
------------------------------------------------------------------------------------------------------------------------
UbiquiTel Operating Co., 9.875% Sr. Nts., 3/1/11                                             2,200,000        2,403,500
------------------------------------------------------------------------------------------------------------------------
US Unwired, Inc., 10% Sr. Sec. Nts., 6/15/12                                                 1,500,000        1,672,500
                                                                                                         ---------------
                                                                                                             53,932,762
------------------------------------------------------------------------------------------------------------------------
UTILITIES--4.9%
------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.8%
Edison Mission Energy:
7.50% Sr. Nts., 6/15/13 4                                                                    1,140,000        1,122,900
7.75% Sr. Nts., 6/15/16 4                                                                      345,000          340,688
------------------------------------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75% Sr. Sec. Nts., 5/1/34                                          8,400,000        8,946,000
------------------------------------------------------------------------------------------------------------------------
MSW Energy Holdings LLC/MSW Energy Finance Co. II, Inc., 7.375%
Sr. Sec. Nts., Series B, 9/1/10                                                              3,000,000        3,015,000
------------------------------------------------------------------------------------------------------------------------
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc., 8.50% Sr.
Sec. Nts., 9/1/10                                                                            1,400,000        1,449,000
------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 6.75% Sr. Sec. Nts., 12/15/14                                          1,900,000        1,757,500
------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc.:
9.25% Sr. Sec. Nts., 7/15/10                                                                   396,000          397,980
9.50% Sr. Sec. Nts., 7/15/13                                                                 3,800,000        3,838,000
------------------------------------------------------------------------------------------------------------------------
Sierra Pacific Resources, 6.75% Sr. Unsec. Nts., 8/15/17                                     2,479,000        2,354,606
                                                                                                         ---------------
                                                                                                             23,221,674
------------------------------------------------------------------------------------------------------------------------
ENERGY TRADERS--2.7%
AES Corp. (The), 8.75% Sr. Sec. Nts., 5/15/13 4,8                                            3,200,000        3,440,000
------------------------------------------------------------------------------------------------------------------------
AES Red Oak LLC:
8.54% Sr. Sec. Bonds, Series A, 11/30/19                                                     2,458,880        2,606,413
9.20% Sr. Sec. Bonds, Series B, 11/30/29                                                     1,500,000        1,627,500
------------------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc.:
6.875% Sr. Unsec. Unsub. Nts., 4/1/11                                                        2,913,000        2,767,350
8.375% Sr. Unsec. Nts., 5/1/16 4                                                               940,000          930,600
8.75% Sr. Nts., 2/15/12                                                                      1,002,000        1,022,040


14         |          OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer  Champion Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                                                                AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
ENERGY TRADERS CONTINUED
Mirant Americas Generation LLC:
8.30% Sr. Unsec. Nts., 5/1/11                                                           $    8,450,000   $    8,386,625
8.50% Sr. Unsec. Nts., 10/1/21                                                               1,300,000        1,225,250
9.125% Sr. Unsec. Nts., 5/1/31                                                               2,700,000        2,632,500
------------------------------------------------------------------------------------------------------------------------
Mirant Mid-Atlantic LLC, 8.625% Sec. Pass-Through Certificates,
Series A, 6/30/12                                                                            3,262,377        3,460,159
------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 7.375% Sr. Nts., 2/1/16                                                    6,955,000        6,798,513
                                                                                                         ---------------
                                                                                                             34,896,950
------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.1%
SEMCO Energy, Inc., 7.125% Sr. Nts., 5/15/08                                                 1,000,000          997,862
------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.3%
CMS Energy Corp.:
7.50% Sr. Nts., 1/15/09                                                                      1,146,000        1,166,055
7.75% Sr. Nts., 8/1/10                                                                       1,300,000        1,326,000
------------------------------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875% Sr. Sec. Nts., 11/1/14                                            1,630,000        1,605,089
                                                                                                         ---------------
                                                                                                              4,097,144
                                                                                                         ---------------
Total Corporate Bonds and Notes (Cost $1,115,771,326)                                                     1,083,220,218

                                                                                                SHARES
------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.9%
------------------------------------------------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg. 1,6                                       137,443               --
------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 6% Cv., Series F (converts into
Dobson Communications Corp., Cl. A common stock), Non-Vtg. 4                                     2,657          465,639
------------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc., 12.75% Jr. Redeemable, Non-Vtg. 1,6                                  721               72
------------------------------------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B,
Non-Vtg. 1,9                                                                                    15,000               --
------------------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg. 1,9                                            3,727               --
------------------------------------------------------------------------------------------------------------------------
ION Media Networks, Inc., 14.25% Cum., Non-Vtg. 9                                                  684        5,884,617
------------------------------------------------------------------------------------------------------------------------
Loral Skynet Corp., 12% Cum., Series A, Non-Vtg. 1,9                                             4,712          937,688
------------------------------------------------------------------------------------------------------------------------
PTV, Inc., 10% Cum., Series A, Non-Vtg. 9                                                          160              480
------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum., Series B, Non-Vtg. 9                                           855        1,036,688
------------------------------------------------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A 4                                26,250        3,615,938
                                                                                                         ---------------
Total Preferred Stocks (Cost $18,211,537)                                                                    11,941,122

------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--3.8%
------------------------------------------------------------------------------------------------------------------------
Advanced Micro Devices, Inc. 9                                                                   8,900          217,338
------------------------------------------------------------------------------------------------------------------------
Allegheny Technologies, Inc.                                                                     3,990          276,268
------------------------------------------------------------------------------------------------------------------------
Allied Waste Industries, Inc. 9                                                                 21,600          245,376
------------------------------------------------------------------------------------------------------------------------
American Tower Corp. 9                                                                          69,066        2,149,334
------------------------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                                                         5,280          251,803
------------------------------------------------------------------------------------------------------------------------
Apache Corp.                                                                                     4,100          279,825
------------------------------------------------------------------------------------------------------------------------
Archer-Daniels-Midland Co.                                                                       6,300          260,064
------------------------------------------------------------------------------------------------------------------------
Ashland, Inc.                                                                                    4,190          279,473
------------------------------------------------------------------------------------------------------------------------
ATA Holdings Corp. 1,9                                                                          15,987          239,805
------------------------------------------------------------------------------------------------------------------------
Avaya, Inc. 9                                                                                   22,240          253,981
------------------------------------------------------------------------------------------------------------------------
Baker Hughes, Inc.                                                                               3,000          245,550


15         |          OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer  Champion Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The)                                                                    1,930   $      270,354
------------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                                                3,700          275,576
------------------------------------------------------------------------------------------------------------------------
Cebridge Connections Holding LLC 1,9                                                            15,012               --
------------------------------------------------------------------------------------------------------------------------
Centex Corp.                                                                                     5,584          280,875
------------------------------------------------------------------------------------------------------------------------
Charles River Laboratories International, Inc. 9                                                19,200          706,560
------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.                                                                         33,700        1,019,425
------------------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                                    4,400          273,064
------------------------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                                      5,300          264,470
------------------------------------------------------------------------------------------------------------------------
Cincinnati Financial Corp.                                                                       5,800          272,658
------------------------------------------------------------------------------------------------------------------------
Circuit City Stores, Inc./Circuit City Group                                                     8,800          239,536
------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                  1,339           64,593
------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp. 9                                                                              20,000          258,800
------------------------------------------------------------------------------------------------------------------------
Comcast Corp., Cl. A 9                                                                          30,000          982,200
------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                                   4,162          272,736
------------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp.                                                                      6,900          262,752
------------------------------------------------------------------------------------------------------------------------
Covad Communications Group, Inc. 9                                                             132,227          265,776
------------------------------------------------------------------------------------------------------------------------
CSX Corp.                                                                                        3,900          274,716
------------------------------------------------------------------------------------------------------------------------
Cummins, Inc.                                                                                    2,400          293,400
------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.                                                                               10,210          243,202
------------------------------------------------------------------------------------------------------------------------
Dillard's, Inc., Cl. A                                                                           9,400          299,390
------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., Cl. A 9                                                           131,073        1,013,194
------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co. (The)                                                                          45,000        1,756,350
------------------------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp. 9                                                                       10,990          250,792
------------------------------------------------------------------------------------------------------------------------
Eagle Materials, Inc.                                                                            1,941           92,198
------------------------------------------------------------------------------------------------------------------------
El Paso Corp.                                                                                  110,000        1,650,000
------------------------------------------------------------------------------------------------------------------------
Energy Select Sector SPDR Fund                                                                  19,800        1,123,056
------------------------------------------------------------------------------------------------------------------------
Exelon Corp.                                                                                    10,000          568,300
------------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Cl. B                                                      4,750          263,198
------------------------------------------------------------------------------------------------------------------------
Globix Corp. 9                                                                                  45,871          227,979
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                                                  1,690          254,227
------------------------------------------------------------------------------------------------------------------------
Halliburton Co.                                                                                  3,500          259,735
------------------------------------------------------------------------------------------------------------------------
Health Care Select Sector SPDR Fund                                                             10,000          302,400
------------------------------------------------------------------------------------------------------------------------
Hess Corp.                                                                                       5,300          280,105
------------------------------------------------------------------------------------------------------------------------
Horizon Natural Resources Co. 1,9                                                               66,667               --
------------------------------------------------------------------------------------------------------------------------
Huntsman Corp. 1,9                                                                              54,796          901,613
------------------------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. 9                                                        79,703          374,604
------------------------------------------------------------------------------------------------------------------------
iPCS, Inc. 9                                                                                    23,291        1,124,955
------------------------------------------------------------------------------------------------------------------------
KB Home                                                                                          5,250          240,713
------------------------------------------------------------------------------------------------------------------------
Kerr-McGee Corp.                                                                                 4,800          332,880
------------------------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc. 9                                                             13,600          645,320
------------------------------------------------------------------------------------------------------------------------
Lennar Corp., Cl. A                                                                              5,600          248,472
------------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series A                                                                  27,503          591,315
------------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series C 9                                                                27,892          573,738
------------------------------------------------------------------------------------------------------------------------
Lincoln National Corp.                                                                           4,700          265,268
------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. 9                                                             35,721        1,013,048
------------------------------------------------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                                                         10,800          236,520
------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                                                                       12,650          562,925
------------------------------------------------------------------------------------------------------------------------
Marathon Oil Corp.                                                                               3,383          281,804
------------------------------------------------------------------------------------------------------------------------
Materials Select Sector SPDR Trust                                                              69,100        2,218,110
------------------------------------------------------------------------------------------------------------------------
National City Corp.                                                                              7,100          256,949


16         |          OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer  Champion Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------
Navistar International Corp. 9                                                                   9,800   $      241,178
------------------------------------------------------------------------------------------------------------------------
Norfolk Southern Corp.                                                                           5,000          266,100
------------------------------------------------------------------------------------------------------------------------
NOVA Chemicals Corp.                                                                            15,000          431,850
------------------------------------------------------------------------------------------------------------------------
NTL, Inc.                                                                                      271,778        6,767,272
------------------------------------------------------------------------------------------------------------------------
Nucor Corp.                                                                                      5,000          271,250
------------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                                       2,690          275,860
------------------------------------------------------------------------------------------------------------------------
Office Depot, Inc. 9                                                                             6,300          239,400
------------------------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 9                                                                        10,765          173,747
------------------------------------------------------------------------------------------------------------------------
Phelps Dodge Corp.                                                                               3,100          254,696
------------------------------------------------------------------------------------------------------------------------
Polymer Group, Inc., Cl. A 9                                                                    16,249          413,862
------------------------------------------------------------------------------------------------------------------------
Prandium, Inc. 1,9,10                                                                          323,326            3,233
------------------------------------------------------------------------------------------------------------------------
Premier Holdings Ltd. 1,9                                                                      288,828               --
------------------------------------------------------------------------------------------------------------------------
Pulte Homes, Inc.                                                                                8,600          247,594
------------------------------------------------------------------------------------------------------------------------
Quicksilver Resources, Inc. 9                                                                   35,000        1,288,350
------------------------------------------------------------------------------------------------------------------------
Reynolds American, Inc.                                                                          2,400          276,720
------------------------------------------------------------------------------------------------------------------------
Ryder Systems, Inc.                                                                              4,900          286,307
------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                                                4,000          260,440
------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. 9                                                                       6,023           89,743
------------------------------------------------------------------------------------------------------------------------
Sun Microsystems, Inc. 9                                                                        50,000          207,500
------------------------------------------------------------------------------------------------------------------------
Technology Select Sector SPDR Fund                                                              50,000        1,016,500
------------------------------------------------------------------------------------------------------------------------
Teco Energy, Inc.                                                                               50,000          747,000
------------------------------------------------------------------------------------------------------------------------
TVMAX Holdings, Inc. 1,9                                                                        50,000           50,000
------------------------------------------------------------------------------------------------------------------------
TXU Corp.                                                                                        4,500          269,055
------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc. 9                                                                          92,000        2,942,160
------------------------------------------------------------------------------------------------------------------------
United States Steel Corp.                                                                        3,850          269,962
------------------------------------------------------------------------------------------------------------------------
Utilities Select Sector SPDR Fund                                                               34,300        1,107,547
------------------------------------------------------------------------------------------------------------------------
Valero Energy Corp.                                                                              4,280          284,706
------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                    11,696          391,699
------------------------------------------------------------------------------------------------------------------------
Viatel Holding (Bermuda) Ltd. 1,9                                                               14,411              144
------------------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc.                                                                          5,800          264,364
------------------------------------------------------------------------------------------------------------------------
Weatherford International Ltd. 9                                                                 5,000          248,100
------------------------------------------------------------------------------------------------------------------------
Western Forest Products, Inc. 9                                                                395,470          690,824
------------------------------------------------------------------------------------------------------------------------
WRC Media Corp. 1,9                                                                              8,794               88
------------------------------------------------------------------------------------------------------------------------
XO Holdings, Inc. 9                                                                             15,064           66,282
                                                                                                         ---------------
Total Common Stocks (Cost $55,081,485)                                                                       49,772,201

                                                                                                 UNITS
------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
------------------------------------------------------------------------------------------------------------------------
ASAT Finance LLC Wts., Exp. 11/1/06  1,9                                                         2,000               --
------------------------------------------------------------------------------------------------------------------------
COLO.com, Inc. Wts., Exp. 3/15/10  1,9                                                           3,300               --
------------------------------------------------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/15/07  1,9                                                2,320               --
------------------------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc. Wts., Exp. 9/30/08  1,9                                          3,450               --
------------------------------------------------------------------------------------------------------------------------
Diva Systems Corp. Wts., Exp. 3/1/08  1,9                                                        6,000               --
------------------------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. Wts., Exp. 8/1/06  1,9                                       30               --
------------------------------------------------------------------------------------------------------------------------
iPCS, Inc. Wts., Exp. 6/15/10  1,9                                                               3,600               --
------------------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08  1,9                                        1,390               --
------------------------------------------------------------------------------------------------------------------------
Ntelos, Inc. Wts., Exp. 8/15/10  1,9                                                             5,000               --


17         |          OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer  Champion Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                 UNITS            VALUE
------------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10  9                                                    100,000   $       34,000
------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. Wts., Exp. 12/19/08  9                                                  9,778               62
------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc.:                                                                        30,137           25,918
Series A Wts., Exp. 1/16/10 9
Series B Wts., Exp. 1/16/10 9                                                                   22,601           10,848
Series C Wts., Exp. 1/16/10 9                                                                   22,601            7,910
                                                                                                         ---------------
Total Rights, Warrants and Certificates (Cost $349,534)                                                          78,738

                                                                                             PRINCIPAL
                                                                                                AMOUNT
------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--0.3%
------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., High Yield Targeted Return Index
Securities, Series 2006-1, 7.548%, 5/1/16 1,11 (Cost $3,323,234)                        $    3,300,000        3,292,212
------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--11.8% 12
------------------------------------------------------------------------------------------------------------------------
Undivided interest of 61.57% in joint repurchase agreement
(Principal Amount/Value $250,160,000, with a maturity value of
$250,253,185) with DB Alex Brown LLC, 4.47%, dated 6/30/06, to be repurchased at $154,092,378 on 7/3/06, collateralized by U.S.
Treasury Bonds, 3.625%, 5/15/13 with a value of $255,439,773
(Cost $154,035,000)                                                                        154,035,000      154,035,000
------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $1,349,891,499)                                                 99.7%   1,303,457,327
------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                    0.3        4,569,372
                                                                                        --------------------------------
NET ASSETS                                                                                       100.0%  $1,308,026,699
                                                                                        ================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

EUR         Euro

GBP         British Pound Sterling

1. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of June 30, 2006 was $21,356,427, which represents 1.63% of the Fund's net assets, of which $904,846 is considered restricted. See accompanying Notes.

2. Represents the current interest rate for a variable or increasing rate security.

3. Issue is in default. Non-income producing. See accompanying Notes.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $218,343,853 or 16.69% of the Fund's net assets as of June 30, 2006.

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

6. Interest or dividend is paid-in-kind.

7. When-issued security or forward commitment to be delivered and settled after June 30, 2006. See accompanying Notes.

8. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $1,478,125. See accompanying Notes.

9. Non-income producing security.

10. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2006. Transactions during the period in which the issuer was an affiliate are as follows:


                   SHARES            GROSS           GROSS              SHARES
       SEPTEMBER 30, 2005        ADDITIONS      REDUCTIONS       JUNE 30, 2006
--------------------------------------------------------------------------------
Prandium, Inc.    323,326               --             --              323,326


                                                                      DIVIDEND
                                                    VALUE               INCOME
--------------------------------------------------------------------------------
Prandium, Inc.                                   $  3,233             $     --

11. Interest rate represents a weighted average rate comprised of the interest rates of the underlying securities.


18         |          OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer  Champion Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

12. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $    1,352,988,130
Federal tax cost of other investments                (23,088,630)
                                              -------------------
Total federal tax cost                        $    1,329,899,500
                                              ===================

Gross unrealized appreciation                 $       35,259,090
Gross unrealized depreciation                        (85,050,313)
                                              -------------------
Net unrealized depreciation                   $      (49,791,223)
                                              ===================


NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured note is sold or matures. As of June 30, 2006, the market value of these securities comprised 0.3% of the Fund's net assets and resulted in unrealized cumulative losses of $31,022.

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to


19         |          OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer  Champion Income Fund
--------------------------------------------------------------------------------

market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of June 30, 2006, the Fund had purchased $10,868,176 of securities issued on a when-issued basis or forward commitment.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2006, securities with an aggregate market value of $10,138,997, representing 0.78% of the Fund's net assets, were in default.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports with the change in unrealized appreciation or depreciation.


20         |          OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer  Champion Income Fund
--------------------------------------------------------------------------------

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations in the annual and semiannual reports.

As of June 30, 2006, the Fund had no outstanding foreign currency contracts.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities in the annual and semiannual reports reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of June 30, 2006, the Fund had outstanding futures contracts as follows:

                                 EXPIRATION    NUMBER OF    VALUATION AS OF       UNREALIZED
CONTRACT DESCRIPTION                   DATE    CONTRACTS      JUNE 30, 2006     DEPRECIATION
---------------------------------------------------------------------------------------------
CONTRACTS TO SELL
Standard & Poor's 500 E-Mini        9/15/06          365    $    23,349,050       $  260,420

ILLIQUID OR RESTRICTED SECURITIES

As of June 30, 2006, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:


21         |          OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer  Champion Income Fund
--------------------------------------------------------------------------------

                                                                                       UNREALIZED
                         ACQUISITION                        VALUATION AS OF          APPRECIATION
SECURITY                       DATES            COST          JUNE 30, 2006        (DEPRECIATION)
--------------------------------------------------------------------------------------------------
Huntsman Corp.               7/15/04    $    370,299          $     901,613       $       531,314
Prandium, Inc.       3/19/99-7/19/02       3,803,300                  3,233            (3,800,067)
                                        ----------------------------------------------------------
                                        $  4,173,599          $     904,846       $    (3,268,753)
                                        ==========================================================


22         |          OPPENHEIMER CHAMPION INCOME FUND



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2006, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Champion Income Fund


By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 08/08/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 08/08/2006

By:   /s/ Brian W. Wixted
      ---------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 08/08/2006